CONTINGENCIES AND COMMITMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 549.0	$ 504.5
Less than 1 year
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	297.5	290.9
Between 1 and 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	249.6	210.0
Later than 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 1.9	$ 3.6